UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331)
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1.   Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$391,552

TOTAL CORPORATE BOND (Cost $370,000)		391,552

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.06%
FGLMC Single Family - 7.54%
Pool A68734, 5.00%, 07/01/2037	749,751	762,134
Pool A73050, 5.00%, 02/01/2038	600,909	610,834
Pool A78734, 5.00%, 06/01/2038	2,079,207	2,113,550
Pool A56707, 5.50%, 01/01/2037	661,301	677,929
Pool A57436, 5.50%, 01/01/2037	1,185,408	1,215,282
Pool A58653, 5.50%, 03/01/2037	2,253,497	2,310,288
Pool A59858, 5.50%, 04/01/2037	275,104	282,021
Pool A60749, 5.50%, 05/01/2037	1,426,909	1,462,788
Pool A63607, 5.50%, 07/01/2037	653,055	669,476
Pool A66019, 5.50%, 08/01/2037	1,637,511	1,678,778
Pool A68746, 5.50%, 10/01/2037	1,616,738	1,657,390
Pool A69361, 5.50%, 11/01/2037	728,175	746,526
Pool A73036, 5.50%, 01/01/2038	1,096,413	1,123,982
Pool A76192, 5.50%, 04/01/2038	1,676,771	1,718,932
Pool A76444, 5.50%, 04/01/2038	1,089,555	1,116,952
Pool A78742, 5.50%, 06/01/2038	7,362,364	7,547,489
Pool A83074, 5.50%, 11/01/2038	999,652	1,024,788
Pool A84142, 5.50%, 01/01/2039	1,098,658	1,126,283
Pool A42806, 6.00%, 02/01/2036	703,160	729,293
Pool A43728, 6.00%, 03/01/2036	492,389	510,535
Pool A44642, 6.00%, 04/01/2036	1,030,038	1,068,319
Pool A49014, 6.00%, 05/01/2036	1,769,067	1,834,262
Pool A49847, 6.00%, 06/01/2036	436,102	452,174
Pool A52235, 6.00%, 09/01/2036	678,724	703,737
Pool A52901, 6.00%, 09/01/2036	277,215	287,431
Pool A53439, 6.00%, 10/01/2036	310,716	322,167
Pool A54312, 6.00%, 11/01/2036	1,397,604	1,449,546
Pool A55852, 6.00%, 12/01/2036	832,682	863,368
Pool A56709, 6.00%, 01/01/2037	743,863	771,276
Pool A57261, 6.00%, 02/01/2037	975,797	1,011,301
Pool A60055, 6.00%, 04/01/2037	771,377	799,443
Pool A63610, 6.00%, 07/01/2037	1,046,209	1,084,274
Pool A66123, 6.00%, 07/01/2037	882,141	914,237
Pool A64648, 6.00%, 08/01/2037	938,006	972,135
Pool A67088, 6.00%, 09/01/2037	1,122,906	1,163,762
Pool A80026, 6.00%, 10/01/2037	1,042,779	1,080,720
Pool A68807, 6.00%, 11/01/2037	1,914,218	1,983,566
Pool A69362, 6.00%, 11/01/2037	832,154	862,431
Pool A78750, 6.00%, 06/01/2038	1,067,506	1,106,286
Pool C38992, 6.50%, 12/01/2029	350,086	369,856
Pool C50755, 6.50%, 03/01/2031	98,993	104,398
Pool C54246, 6.50%, 07/01/2031	49,393	52,090
Pool C59148, 6.50%, 10/01/2031	88,080	92,889
Pool B31166, 6.50%, 12/01/2031	24,209	25,530
Pool C61764, 6.50%, 12/01/2031	175,077	184,636

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Pool C64625, 6.50%, 02/01/2032	$182,952	$192,827
Pool C65420, 6.50%, 03/01/2032	237,968	250,811
Pool C66763, 6.50%, 05/01/2032	470,890	496,306
Pool C66830, 6.50%, 05/01/2032	31,482	33,181
Pool C68518, 6.50%, 06/01/2032	147,816	155,794
Pool C72446, 6.50%, 08/01/2032	136,773	144,155
Pool A49963, 6.50%, 06/01/2036	368,818	386,247
Pool A50703, 6.50%, 07/01/2036	1,368,105	1,432,754
Pool A52237, 6.50%, 08/01/2036	784,443	821,511
Pool A52899, 6.50%, 09/01/2036	620,337	649,650
Pool A53441, 6.50%, 10/01/2036	1,125,722	1,178,918
Pool A68747, 6.50%, 10/01/2037	921,824	965,241
		55,352,479
FHA Project Loan - 0.94%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,203,665	3,099,546
034-35271, 6.95%, 01/01/2033 (a)	391,506	398,866
034-35272, 6.95%, 01/01/2033 (a)	388,025	395,320
Reilly 130, 7.43%, 08/25/2021 (a)	1,551,840	1,563,944
WM 2002-1, 7.43%, 08/01/2019 (a)	1,466,711	1,471,258
		6,928,934
FNMA Multi Family - 12.24%
Pool 387459, 4.48%, 06/01/2011	253,022	257,225
Pool 386084, 4.56%, 01/01/2012	116,237	118,234
Pool 386602, 4.66%, 10/01/2013	323,663	330,747
Pool 387425, 4.76%, 06/01/2015	596,823	608,314
Pool 387286, 4.78%, 03/01/2015	2,940,024	2,955,211
Pool 387284, 4.84%, 03/01/2015	942,740	964,376
Pool 387273, 4.89%, 02/01/2015	281,539	288,529
Pool 387202, 4.98%, 12/01/2014	3,167,269	3,258,041
Pool 387560, 4.98%, 09/01/2015	476,125	490,553
Pool 387109, 5.02%, 09/01/2014	236,053	239,492
Pool 387517, 5.02%, 08/01/2020	1,905,910	1,872,984
Pool 386980, 5.04%, 06/01/2014	1,216,475	1,253,075
Pool 873236, 5.09%, 02/01/2016	960,075	995,228
Pool 387433, 5.11%, 06/01/2023	951,226	920,673
Pool 387289, 5.12%, 07/01/2029	683,986	670,626
Pool 387438, 5.18%, 06/01/2020	237,743	236,563
Pool 386104, 5.19%, 04/01/2021	224,675	223,165
Pool 387215, 5.19%, 01/01/2023	504,694	501,834
Pool 387446, 5.22%, 06/01/2020	3,751,710	3,776,942
Pool 874244, 5.23%, 12/01/2020	1,073,214	1,110,687
Pool 387452, 5.25%, 06/01/2035	761,916	730,720
Pool 874253, 5.29%, 08/01/2017	999,264	1,044,803
Pool 873414, 5.29%, 02/01/2024	1,488,579	1,468,118
Pool 387349, 5.31%, 04/01/2020	834,895	830,307
Pool 387312, 5.33%, 04/01/2035	553,255	531,544
Pool 874082, 5.35%, 06/01/2018	1,947,310	1,989,920
Pool 873470, 5.42%, 03/01/2016	2,005,012	2,114,161
Pool TBA, 5.44%, 04/01/2026 (a) (g)	480,000	475,536
Pool 387399, 5.46%, 08/01/2020	288,130	295,274
Pool 387158, 5.48%, 11/01/2022	950,946	953,816

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 874487, 5.52%, 05/01/2025	$4,646,902	$4,722,676
Pool TBA, 5.54%, 03/01/2019 (a)	6,394,000	6,621,626
Pool 873550, 5.55%, 04/01/2024	1,693,514	1,700,280
Pool 874136, 5.57%, 12/01/2016	243,767	258,690
Pool 874521, 5.61%, 04/01/2024	1,592,332	1,613,950
Pool 386969, 5.70%, 05/01/2009 (a)	47,253	47,423
Pool 874262, 5.75%, 01/01/2017	674,032	705,585
Pool 873766, 5.79%, 07/01/2024	1,069,459	1,110,449
Pool 386991, 5.86%, 06/01/2022	237,330	246,768
Pool 386464, 5.88%, 08/01/2021	893,337	927,993
Pool 873731, 5.88%, 07/01/2023	2,380,188	2,499,708
Pool 874920, 5.91%, 07/01/2023	1,043,500	1,110,087
Pool 873830, 5.94%, 07/01/2024	4,506,975	4,733,019
Pool 387005, 5.95%, 06/01/2022	397,989	416,416
Pool 873642, 5.99%, 05/01/2024	664,218	679,533
Pool 873705, 6.03%, 06/01/2016	1,461,280	1,499,256
Pool 873706, 6.04%, 06/01/2016	6,040,323	6,295,529
Pool 958256, 6.09%, 12/01/2033 (a)	1,672,000	1,693,351
Pool 873679, 6.10%, 06/01/2024	861,854	886,278
Pool 387046, 6.11%, 10/01/2022	624,542	662,235
Pool 385229, 6.33%, 09/01/2017	2,189,023	2,395,896
Pool 874736, 6.43%, 10/01/2025	492,732	540,425
Pool 384719, 6.59%, 02/01/2017	1,389,475	1,546,633
Pool 385136, 6.65%, 06/01/2020	231,179	252,978
Pool 383143, 6.75%, 02/01/2016	2,716,047	3,029,948
Pool 383145, 6.85%, 02/01/2019	1,941,973	2,151,166
Pool 385051, 6.89%, 05/01/2020	2,230,386	2,474,127
Pool 375536, 6.90%, 01/01/2013	4,094,085	4,463,068
Pool 386046, 7.22%, 04/01/2021	2,728,338	3,077,408
		89,869,199
FNMA Single Family - 12.74%
Pool 914311, 5.00%, 02/01/2037	470,705	479,421
Pool 961665, 5.00%, 02/01/2038	1,187,249	1,209,231
Pool 961946, 5.00%, 02/01/2038	796,041	810,780
Pool 906297, 5.50%, 01/01/2037	2,503,860	2,568,133
Pool 910418, 5.50%, 01/01/2037	598,722	614,091
Pool 910343, 5.50%, 02/01/2037	1,738,269	1,782,520
Pool 918816, 5.50%, 02/01/2037	840,386	861,958
Pool 915093, 5.50%, 04/01/2037	1,114,485	1,142,857
Pool 918823, 5.50%, 04/01/2037	1,081,716	1,109,253
Pool 937689, 5.50%, 05/01/2037	1,151,775	1,181,096
Pool 937690, 5.50%, 05/01/2037	665,793	682,743
Pool 937698, 5.50%, 05/01/2037	1,400,260	1,435,906
Pool 942355, 5.50%, 06/01/2037	951,511	975,734
Pool 944232, 5.50%, 06/01/2037	971,424	996,154
Pool 942847, 5.50%, 07/01/2037	587,891	602,857
Pool 942856, 5.50%, 07/01/2037	1,807,719	1,853,739
Pool 948666, 5.50%, 07/01/2037	841,800	863,145
Pool 948667, 5.50%, 08/01/2037	885,735	908,195
Pool 960422, 5.50%, 12/01/2037	1,186,238	1,216,317
Pool 961664, 5.50%, 02/01/2038	934,563	958,354
Pool 961666, 5.50%, 02/01/2038	1,968,412	2,018,522

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 961947, 5.50%, 02/01/2038	$2,603,324	$2,669,597
Pool 933847, 5.50%, 05/01/2038	1,359,126	1,393,725
Pool 963383, 5.50%, 05/01/2038	1,065,090	1,092,204
Pool 975138, 5.50%, 05/01/2038	1,417,463	1,453,547
Pool 963547, 5.50%, 06/01/2038	1,067,090	1,094,255
Pool 985139, 5.50%, 07/01/2038	1,147,099	1,176,300
Pool 614014, 6.00%, 11/01/2031	142,510	148,217
Pool 614022, 6.00%, 11/01/2031	87,801	91,317
Pool 624093, 6.00%, 02/01/2032	174,113	181,085
Pool 794353, 6.00%, 08/01/2034	81,436	84,442
Pool 783925, 6.00%, 10/01/2034	81,468	84,476
Pool 783870, 6.00%, 11/01/2034	131,004	135,841
Pool 809310, 6.00%, 01/01/2035	39,158	40,604
Pool 866068, 6.00%, 02/01/2036	237,417	245,663
Pool 868753, 6.00%, 03/01/2036	477,815	494,410
Pool 868754, 6.00%, 03/01/2036	207,954	215,177
Pool 886135, 6.00%, 07/01/2036	853,957	883,617
Pool 900648, 6.00%, 07/01/2036	664,211	687,280
Pool 886642, 6.00%, 08/01/2036	1,070,619	1,107,804
Pool 900105, 6.00%, 08/01/2036	872,987	903,308
Pool 900241, 6.00%, 08/01/2036	718,370	743,321
Pool 901392, 6.00%, 09/01/2036	854,192	883,860
Pool 903485, 6.00%, 10/01/2036	564,449	584,054
Pool 906002, 6.00%, 12/01/2036	1,588,353	1,643,520
Pool 907769, 6.00%, 12/01/2036	1,449,685	1,500,036
Pool 910417, 6.00%, 12/01/2036	773,093	799,944
Pool 922596, 6.00%, 12/01/2036	744,681	770,545
Pool 906298, 6.00%, 01/01/2037	912,532	944,227
Pool 910114, 6.00%, 01/01/2037	1,037,350	1,073,380
Pool 910344, 6.00%, 02/01/2037	948,337	980,480
Pool 914334, 6.00%, 03/01/2037	1,206,964	1,247,874
Pool 918822, 6.00%, 04/01/2037	994,770	1,029,320
Pool 937699, 6.00%, 05/01/2037	890,125	920,295
Pool 940757, 6.00%, 05/01/2037	702,694	727,100
Pool 942848, 6.00%, 07/01/2037	1,538,825	1,590,983
Pool 948669, 6.00%, 07/01/2037	1,456,711	1,505,941
Pool 952300, 6.00%, 07/01/2037	1,175,187	1,215,019
Pool 952628, 6.00%, 07/01/2037	1,955,897	2,021,996
Pool 952629, 6.00%, 07/01/2037	2,143,742	2,216,190
Pool 942857, 6.00%, 08/01/2037	2,140,180	2,212,721
Pool 946756, 6.00%, 08/01/2037	4,543,495	4,697,042
Pool 946757, 6.00%, 08/01/2037	1,284,188	1,327,587
Pool 907085, 6.00%, 09/01/2037	259,925	268,735
Pool 947769, 6.00%, 09/01/2037	753,330	778,789
Pool 947770, 6.00%, 09/01/2037	2,662,293	2,752,265
Pool 947772, 6.00%, 09/01/2037	2,034,731	2,103,495
Pool 947774, 6.00%, 10/01/2037	1,217,911	1,259,070
Pool 953768, 6.00%, 11/01/2037	1,533,785	1,585,772
Pool 960011, 6.00%, 11/01/2037	1,818,388	1,879,840
Pool 960423, 6.00%, 12/01/2037	1,416,765	1,464,644
Pool 961370, 6.00%, 01/01/2038	730,190	754,867
Pool 961667, 6.00%, 02/01/2038	1,051,936	1,087,592
Pool 963384, 6.00%, 05/01/2038	991,836	1,025,454

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 964596, 6.00%, 07/01/2038	$1,101,757	$1,139,101
Pool 934366, 6.00%, 08/01/2038	908,350	939,138
Pool 965312, 6.00%, 09/01/2038	1,497,520	1,548,278
Pool 886136, 6.50%, 07/01/2036	664,008	695,385
Pool 886808, 6.50%, 07/01/2036	323,574	338,864
Pool 900106, 6.50%, 08/01/2036	799,423	837,200
Pool 900242, 6.50%, 08/01/2036	970,711	1,016,581
Pool 900649, 6.50%, 09/01/2036	1,311,177	1,373,136
Pool 901391, 6.50%, 09/01/2036	541,931	567,540
Pool 947771, 6.50%, 09/01/2037	932,030	975,927
		93,480,983
GNMA Construction - 0.45%
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,834,069
Pool 643895, 6.50%, 06/15/2049	1,347,400	1,468,423
		3,302,492
GNMA Multi Family - 27.19%
2007-46 A, 3.14%, 06/16/2021	541,888	540,062
2007-77 A, 3.18%, 02/16/2026	5,088,914	5,058,379
2007-39 AC, 3.51%, 07/16/2024	2,061,104	2,056,881
2006-39 A, 3.77%, 06/16/2025	4,438,306	4,432,336
2009-4 A, 3.81%, 11/16/2037 (a)	3,300,000	3,284,820
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	1,985,550
2006-68 A, 3.89%, 07/16/2026	4,792,758	4,793,557
2007-55 A, 3.91%, 08/16/2027	5,082,493	5,087,272
2006-8 A, 3.94%, 08/16/2025	1,331,643	1,333,780
2007-12 A, 3.96%, 06/16/2031	13,197,372	13,197,860
2005-79 A, 4.00%, 10/16/2033	2,153,811	2,158,412
2008-92 B, 4.04%, 05/16/2030	500,000	493,744
2006-66 A, 4.09%, 08/16/2030	3,991,309	4,002,564
2006-9 A, 4.20%, 08/16/2026	1,387,812	1,394,036
2006-3 A, 4.21%, 01/16/2028	2,632,918	2,645,100
2006-51 A, 4.25%, 10/16/2030	6,482,985	6,515,664
2006-63 A, 4.26%, 02/16/2032	20,678,963	20,763,838
2007-34 A, 4.27%, 11/16/2026	9,178,335	9,225,746
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,458,037
2009-3 B, 4.30%, 10/16/2037 (a)	750,000	710,625
2007-13 A, 4.32%, 11/16/2029	2,058,890	2,071,520
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,515,443
2005-59 A, 4.39%, 05/16/2023	1,010,055	1,016,217
2005-87 A, 4.45%, 03/16/2025	772,172	777,874
2008-22 B, 4.50%, 12/16/2038	6,500,000	6,442,385
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,004,165
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,695,271
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,170,149
2008-52 B, 4.75%, 10/16/2032	4,750,000	4,730,031
2008-14 B, 4.75%, 10/16/2042	7,000,000	6,906,643
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,736,527
2005-59 B, 4.82%, 10/16/2029 (b)	2,000,000	2,023,373
2009-7 B, 4.95%, 11/16/2039 (a)	1,000,000	989,100
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	699,284
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,374,010
2008-39 C, 5.02%, 03/16/2034 (b)	7,600,000	7,600,793
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,554,673

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
2009-5 B, 5.07%, 08/16/2049 (a) (b)	$225,000	$216,698
2006-32 A, 5.08%, 01/16/2030	1,629,063	1,659,130
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,049,865
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,044,687
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	756,071
Pool 652131, 5.30%, 06/15/2023	2,002,508	2,020,251
Pool 666265, 5.45%, 09/01/2035	1,908,335	1,929,061
Pool TBA, 5.45%, 04/15/2044 (a) (g)	2,538,000	2,508,052
Pool 640434, 5.46%, 03/15/2043	3,391,693	3,372,216
Pool 634979, 5.50%, 01/15/2036	445,110	450,146
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	409,751
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,624,072
Pool 664218, 5.63%, 06/15/2043	2,661,479	2,632,646
Pool 664652, 5.65%, 06/15/2042	2,405,234	2,384,435
Pool 614125, 5.70%, 12/15/2030	1,556,523	1,567,297
Pool 650307, 5.75%, 03/15/2043	1,804,500	1,797,144
Pool 666268, 5.85%, 03/15/2043	6,926,503	6,931,557
Pool 653889, 5.88%, 01/15/2043	1,178,341	1,180,403
Pool 640436, 5.90%, 09/15/2043	1,289,269	1,292,408
Pool 645747, 6.00%, 09/15/2032	160,380	160,906
Pool 637911, 6.00%, 07/15/2035	441,125	444,173
Pool 639306, 6.00%, 01/15/2036	1,161,266	1,169,877
Pool 666259, 6.00%, 12/01/2042	2,319,529	2,333,446
Pool 649793, 6.05%, 08/15/2036	98,701	99,735
Pool 653914, 6.10%, 06/15/2043	2,424,345	2,455,357
Pool 667881, 6.14%, 02/15/2043	992,077	1,006,983
Pool 685163, 6.20%, 07/15/2037	950,994	955,333
Pool 653904, 6.20%, 05/15/2043	782,325	797,348
Pool 636413, 6.25%, 04/15/2036	1,239,828	1,265,494
Pool 645787, 6.25%, 08/15/2036	259,607	263,753
Pool 678208, 6.25%, 01/15/2038	1,593,603	1,634,572
Pool 669518, 6.30%, 04/15/2038	195,901	200,173
Pool TBA, 6.45%, 01/01/2036 (a)	293,590	296,761
Pool 608326, 6.50%, 10/15/2033	1,117,192	1,140,749
Pool 645785, 6.75%, 02/15/2048	1,940,793	2,049,087
		199,545,358
GNMA Single Family - 6.79%
Pool 688624, 5.00%, 05/15/2038	1,064,353	1,088,504
Pool 411105, 5.00%, 01/15/2039	2,012,460	2,058,123
Pool 439079, 5.00%, 02/15/2039	1,312,145	1,341,918
Pool 684677, 5.50%, 03/15/2038	2,063,273	2,123,490
Pool 684721, 5.50%, 03/15/2038	913,824	940,494
Pool G2 684987, 5.50%, 03/20/2038	990,763	1,017,875
Pool 684802, 5.50%, 04/15/2038	1,354,905	1,394,448
Pool 688625, 5.50%, 05/15/2038	1,498,109	1,541,831
Pool G2 688636, 5.50%, 05/20/2038	1,247,639	1,281,780
Pool 690974, 5.50%, 06/15/2038	1,119,304	1,151,970
Pool G2 690973, 5.50%, 06/20/2038	1,179,102	1,211,368
Pool 693574, 5.50%, 07/15/2038	1,335,910	1,374,898
Pool G2 409120, 5.50%, 07/20/2038	1,973,589	2,027,595
Pool G2 700671, 5.50%, 10/20/2038	1,080,312	1,109,874
Pool 411116, 5.50%, 01/15/2039	1,545,288	1,590,387
Pool 705998, 5.50%, 01/15/2039	1,013,745	1,043,331

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Pool 684678, 6.00%, 03/15/2038	$2,585,124	$2,676,938
Pool 684711, 6.00%, 03/15/2038	1,076,146	1,114,367
Pool G2 684988, 6.00%, 03/20/2038	986,648	1,020,441
Pool 688626, 6.00%, 05/15/2038	1,098,507	1,137,522
Pool 688629, 6.00%, 05/15/2038	1,123,737	1,163,649
Pool G2 688637, 6.00%, 05/20/2038	1,007,447	1,041,953
Pool G2 693900, 6.00%, 07/20/2038	1,026,562	1,061,723
Pool 696513, 6.00%, 08/15/2038	2,359,552	2,443,354
Pool G2 696843, 6.00%, 08/20/2038	1,106,824	1,144,734
Pool 699255, 6.00%, 09/15/2038	3,842,632	3,979,108
Pool G2 698997, 6.00%, 09/20/2038	2,028,873	2,098,364
Pool 700791, 6.00%, 10/15/2038	1,105,908	1,145,186
Pool 705999, 6.00%, 01/15/2039	1,104,119	1,143,333
Pool G2 706407, 6.00%, 01/20/2039	1,072,515	1,109,266
Pool 677423, 6.25%, 09/15/2043	455,557	470,508
Pool 582048, 6.50%, 01/15/2032	42,695	44,815
Pool 696514, 6.50%, 08/15/2038	1,009,945	1,054,418
Pool G2 696844, 6.50%, 08/20/2038	1,048,108	1,092,924
Pool G2 698998, 6.50%, 09/20/2038	1,375,391	1,434,201
Pool G2 706408, 6.50%, 01/20/2039	1,047,958	1,092,796
Pool 530199, 7.00%, 03/20/2031	63,517	68,396
		49,835,882
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,242

Small Business Administration - 2.16%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	887,296	862,940
Pool 507932, 0.57%, 04/25/2026 (b)	475,087	461,821
Pool 507766, 0.57%, 07/25/2031 (b)	427,859	416,911
Pool 508045, 0.57%, 04/25/2032 (b)	1,898,607	1,849,690
Pool 507841, 0.58%, 08/25/2031 (b)	629,719	600,998
Pool 507417, 0.60%, 09/25/2030 (b)	966,843	923,669
Pool 508206, 0.60%, 09/25/2032 (b)	2,230,992	2,174,948
Pool 508298, 0.60%, 01/25/2033 (b)	2,536,265	2,472,374
Pool 508506, 0.63%, 06/25/2033 (b)	4,537,957	4,426,627
Loan 3046316007 2.13%, 12/03/2032 (a)	295,353	293,138
Loan 3153295002 2.13%, 07/24/2029 (a)	674,034	668,979
Loan 2484686008 3.18%, 09/01/2027 (a)	358,664	360,027
Loan 3111236004 4.38%, 01/31/2015 (a)	77,046	79,165
		15,591,287
SBA Participation Certificate - 0.04%
Series 2008-20E Class 1, 5.49% 05/01/2028	244,831	263,569

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $506,586,780)		514,220,425

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 24.65%
Alabama - 0.25%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	$1,800,000	$1,859,058

California - 2.44%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,397,535

California Statewide Communities Development Authority
5.30%, 04/01/2016	2,050,000	2,043,850

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,548,207

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	643,440
6.00%, 09/01/2009	1,730,000	1,742,041
6.00%, 09/01/2010	1,815,000	1,842,080
6.00%, 09/01/2011	1,915,000	1,940,546

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	783,035

Napa Community Redevelopment Agency
5.60%, 09/01/2018 (a)	500,000	482,950

Redding Redevelopment Agency
6.00%, 09/01/2010	240,000	242,035

Sacramento County Housing Authority
7.65%, 09/01/2015	690,000	722,375

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,035,000	996,136

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	795,000	802,258
5.75%, 08/01/2037	500,000	421,110

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	381,965
4.38%, 08/01/2013	405,000	384,572
4.50%, 08/01/2014	425,000	396,436
4.50%, 08/01/2015	445,000	406,565

Vacaville Redevelopment Agency
7.00%, 09/01/2010	700,000	712,936
		17,890,072
Colorado - 0.14%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,091,625	1,058,396

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Connecticut - 0.10%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	$50,000	$51,203
5.83%, 11/15/2016	645,000	679,649
		730,852
Delaware - 0.07%
Delaware State Housing Authority
5.00%, 01/01/2010	520,000	528,180

Florida - 1.29%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,684,533

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b) (c)	1,397,549	1,391,791

Florida Housing Finance Corp.
4.75%, 07/01/2038 (a) (d)	1,870,000	1,501,236
6.85%, 04/01/2021	355,000	361,944
7.00%, 09/01/2009	245,000	245,027
7.88%, 07/01/2015	395,000	413,142

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	993,590

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,135,000	1,115,659
6.60%, 08/01/2016	335,000	344,933

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	380,000	380,080
		9,431,935
Idaho - 0.32%
Idaho Housing & Finance Association
6.00%, 07/01/2035	500,000	460,135
6.45%, 07/01/2035	2,050,000	1,886,389
		2,346,524
Illinois - 0.62%
Illinois Housing Development Authority
4.55%, 12/01/2009	610,000	612,836
5.08%, 01/01/2013	460,000	466,504
5.11%, 07/01/2013	465,000	472,668
5.16%, 01/01/2015	515,000	511,385
5.16%, 07/01/2015	535,000	530,993
5.31%, 08/01/2036 (a)	1,065,000	1,035,287
5.50%, 12/01/2014	250,000	254,622
6.21%, 06/01/2026	750,000	671,790
		4,556,085
Indiana - 1.27%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,770,000	4,670,212
5.69%, 07/01/2037	1,740,000	1,719,485
5.90%, 01/01/2037	2,865,000	2,828,586

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value

Indiana Housing Finance Authority
7.34%, 07/01/2030	$70,000	$70,534
		9,288,817
Iowa - 0.75%
Iowa Finance Authority
4.00%, 01/01/2038 (b)	5,000,000	5,000,000
6.55%, 12/01/2015	490,000	510,203
		5,510,203
Kentucky - 1.67%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	691,396
5.17%, 07/01/2013	680,000	715,904
5.18%, 01/01/2014	160,000	166,624
5.33%, 07/01/2014	3,430,000	3,505,049
5.75%, 07/01/2037	4,505,000	4,431,433
5.77%, 07/01/2037	2,210,000	2,173,911
5.81%, 07/01/2014	500,000	533,105
		12,217,422
Louisiana - 0.15%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	120,000	120,134
5.60%, 12/01/2029	1,035,000	1,011,640
		1,131,774
Maryland - 0.27%
Maryland Community Development Administration
6.07%, 09/01/2037	2,295,000	2,009,020

Massachusetts - 1.88%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	21,939

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,450,000	2,480,943
5.54%, 12/01/2025	2,745,000	2,487,244
5.55%, 06/01/2025	940,000	869,256
5.84%, 12/01/2036	1,000,000	892,800
5.96%, 06/01/2017	1,450,000	1,500,707
6.32%, 12/01/2037	4,940,000	4,439,529
6.50%, 12/01/2039	1,255,000	1,136,064
		13,828,482
Minnesota - 0.32%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	550,000	541,250
5.85%, 07/01/2036	850,000	847,033
6.30%, 07/01/2023	1,000,000	980,920
		2,369,203
Missouri - 0.64%
Missouri State Housing Development Commission
4.15%, 09/25/2025	202,389	200,210
5.72%, 09/01/2025	2,090,000	2,046,026
5.74%, 03/01/2037	350,000	349,293
5.82%, 03/01/2037	625,000	615,750

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
6.00%, 03/01/2025	$635,000	$642,912

St. Louis Housing Authority
5.04%, 04/01/2009	845,000	846,217
		4,700,408
Nebraska - 0.03%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	185,000	185,651

Nevada - 0.15%
Nevada Housing Division
1.30%, 10/15/2032 (b)	740,000	740,000
1.50%, 10/01/2030 (b)	345,000	345,000
5.11%, 04/01/2017	30,000	29,710
		1,114,710
New Jersey - 0.69%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,023
7.18%, 08/01/2013	125,000	124,815

New Jersey State Housing & Mortgage Finance Agency
0.50%, 11/01/2047 (b)	220,000	220,000
5.27%, 10/01/2032	1,425,000	1,370,323
5.93%, 11/01/2028	1,625,000	1,502,410
6.13%, 11/01/2037	1,865,000	1,713,562
		5,046,133
New Mexico - 0.46%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	10,000	10,000
4.72%, 01/01/2011	295,000	298,537
4.72%, 07/01/2011	285,000	288,417
4.90%, 01/01/2012	270,000	274,190
4.90%, 07/01/2012	245,000	248,802
5.00%, 01/01/2013	250,000	253,650
5.00%, 07/01/2013	265,000	268,869
5.42%, 01/01/2016	310,000	304,625
5.60%, 03/01/2011	150,000	151,886
5.68%, 09/01/2013	380,000	408,565
6.15%, 01/01/2038	1,000,000	830,800
		3,338,341
New York - 1.36%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,892,586

New York City Industrial Development Agency
5.20%, 07/01/2009	190,000	187,815

New York State Housing Finance Agency
4.90%, 08/15/2025 (d)	500,000	482,465

Rochester Housing Authority
4.70%, 12/20/2038 (d)	1,000,000	881,980

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	$500,000	$437,960

Suffolk County Industrial Development Agency
5.20%, 07/01/2009	115,000	113,750
		9,996,556
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	387,277

Ohio - 0.22%
County of Cuyahoga
4.25%, 06/01/2011	870,000	897,770

Ohio Housing Finance Agency
5.84%, 09/01/2016	480,000	477,696

State of Ohio
7.75%, 12/01/2015	250,000	250,613
		1,626,079
Oklahoma - 0.36%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	925,000	913,586
5.65%, 09/01/2026	1,815,000	1,732,254
		2,645,840
Oregon - 0.18%
City of Portland
4.30%, 06/01/2011	410,000	419,483
4.30%, 06/01/2012	295,000	301,523
4.35%, 06/01/2013	320,000	325,779
4.45%, 06/01/2014	300,000	302,484
		1,349,269
Pennsylvania - 1.20%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,650,762

Commonwealth Financing Authority
4.97%, 06/01/2016	455,000	453,344
5.00%, 06/01/2009	770,000	775,228
5.08%, 06/01/2010	50,000	51,472
5.13%, 06/01/2012	735,000	769,766

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	3,185,000	3,177,802

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,941,720
		8,820,094
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	569,583

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (d)	$690,000	$597,112

Texas - 0.91%
Texas Department of Housing & Community Affairs
4.75%, 09/01/2008 (b)	2,260,000	2,260,000
5.00%, 07/01/2034 (d)	990,000	836,679
7.01%, 09/01/2026	3,520,000	3,546,928
		6,643,607
Utah - 2.98%
Utah Housing Corp.
4.80%, 07/01/2017	3,580,000	3,587,339
5.11%, 07/01/2017	725,000	726,001
5.23%, 07/01/2017	605,000	607,952
5.25%, 07/01/2035	750,000	706,552
5.26%, 07/20/2018	195,000	196,390
5.88%, 07/01/2034	915,000	867,356
5.92%, 07/01/2034	2,500,000	2,253,875
6.10%, 07/20/2028	1,335,000	1,281,480
6.12%, 01/01/2035	2,990,000	2,943,326
6.21%, 07/01/2034	1,640,000	1,603,543
6.21%, 01/01/2035	4,820,000	4,500,868
6.25%, 07/20/2018	605,000	617,753

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	568,379
5.00%, 06/01/2010	835,000	856,201
5.38%, 06/01/2018	530,000	523,052
		21,840,067
Virginia - 3.06%
Virginia Housing Development Authority
4.84%, 12/01/2013	295,000	300,714
5.50%, 12/01/2020	500,000	484,160
5.50%, 06/25/2034	6,956,799	7,091,587
5.50%, 03/25/2036	4,200,065	4,281,441
5.70%, 11/01/2022	1,250,000	1,204,425
5.97%, 11/01/2024	1,405,000	1,329,102
6.00%, 05/01/2013	1,000,000	1,012,910
6.25%, 11/01/2029	4,365,000	4,066,085
6.50%, 06/25/2032	933,906	976,515
7.13%, 11/01/2014	1,660,000	1,675,056
		22,421,995
Washington - 0.50%
King County Housing Authority
6.38%, 12/31/2046	3,000,000	3,025,170

Tacoma Housing Authority
5.05%, 11/20/2037 (d)	750,000	660,195
		3,685,365

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

	Principal
	Amount	Value
Wyoming - 0.16%
Wyoming Community Development Authority
5.65%, 12/01/2015	$1,120,000	$1,177,646

TOTAL MUNICIPAL BONDS (Cost $184,467,989)		180,901,756

MISCELLANEOUS INVESTMENTS - 0.99%
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (e)	385,000	382,535
Community Reinvestment Revenue Notes 4.68%, 08/01/2035 (e)	345,000	326,068
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (e)	6,481,288	6,535,016

TOTAL MISCELLANEOUS INVESTMENTS (Cost $7,318,318)		7,243,619

SHORT TERM INVESTMENT - 4.97%
	Shares
Money Market Fund - 4.97%
Evergreen Institutional Money Market Fund, 0.75% (f)	36,491,768	36,491,768

TOTAL SHORT TERM INVESTMENT (Cost $36,491,768)		36,491,768

Total Investments (Cost $735,234,855) - 100.72%		739,249,120
Liabilities in Excess of Other Assets, Net - (0.72)%		(5,284,169)
NET ASSETS - 100.00%		$733,964,951

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2009:
Cost of Investments	$735,234,855
Gross Unrealized Appreciation	12,071,180
Gross Unrealized Depreciation	(8,056,915)
Net Unrealized Appreciation	$4,014,265

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2009 is $28,193,708, which represents 3.84% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2009.
(c)	Step Bond – The rate reflected is the effective yield on February 28, 2009. The coupon on a step bond changes on a specified date.
(d)	Alternative Minimum Tax.
(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold only to qualified institutional buyers in transactions exempt from registration.At February 28, 2009, these securities amounted to $7,243,619, which represents 0.99% of total net assets.

(f)	The rate shown is the 7-day effective yield as of February 28, 2009.
(g)	Security purchased on a when-issued basis.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2009 (Unaudited)

FGLMC     -       Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA           -       Federal Housing Administration
FNMA        -       Federal National Mortgage Association
GNMA       -       Government National Mortgage Association
TBA           -        To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008.  SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at February 28, 2009:

Level 1	Level 2	Level 3	Total
$36,491,768	$674,563,644	$28,193,708	$739,249,120

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value during the three-month period ended February 28, 2009:

Investments In Securities

Beginning balance as of December 1, 2008	$15,752,798
Accrued discounts/premiums	(1,480)
Realized loss	(1,018)
Change in unrealized appreciation/(depreciation)	(521,565)
Net purchases/sales	16,475,433
Net transfer in and/or out of Level 3	(3,510,460)
Ending balance as of February 28, 2009	$28,193,708

Item 2.   Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) By (Signature and Title) Date: April 28, 2009	The Community Reinvestment Act Qualified Investment Fund /s/ David K. Downes David K. Downes President/Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) Date: April 28, 2009	/s/ David K. Downes David K. Downes President/Principal Executive Officer

By (Signature and Title) Date: April 28, 2009	/s/ Joseph H. Hastings Joseph H. Hastings Treasurer/Principal Financial Officer